UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT VALUE FUND

ANNUAL REPORT                                                      JULY 31, 2008

                                                    INVESTMENT ADVISER:
                                                    GRT CAPITAL PARTNERS, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statement of Changes in Net Assets ........................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Report of Independent Registered Public Accounting Firm ...................   20
Trustees and Officers of The Advisors' Inner Circle Fund II ...............   22
Disclosure of Fund Expenses ...............................................   30
Notice to Shareholders ....................................................   32
Approval of Investment Advisory Agreement .................................   33

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

SHAREHOLDERS' LETTER

July 31, 2008

Dear Shareholders:

We are pleased to provide you with the first annual report for the GRT Value Fund (the "Fund"). This report covers the period from the Fund's inception on May 1, 2008 through July 31, 2008.

During the first three months, the Fund's value fell 3.67% compared to a decline of 1.75% for the Russell 2000 Index.

We will not devote too much time to a discussion of performance given the short time period covered in this report. Poor market breadth is the Achilles heel of a diversified strategy like ours, and as such, contributed to weaker performance during this period. June was particularly difficult from a market breadth standpoint, with performance of approximately 80% of U.S. equities over $150mm market cap lower for the month. The underperformance of value stocks relative to the broad index also contributed to the challenging environment in this three month period.

Since this is the first report for the Fund, we felt it would be most appropriate to review the key components of the Fund's strategy.

The Fund seeks capital appreciation. The Fund invests primarily in value stocks with a focus on small capitalization companies. GRT Capital Partners, L.L.C. uses a fundamental value approach to investing, combined with a risk-reducing portfolio construction process. The use of a risk-reducing farm team approach and the diversification of Fund holdings by investment strategy are two differentiators for the Adviser's investment process.

The portfolio is built one stock at a time using a farm team approach. This risk-reducing approach has been used successfully in the past by each of the three portfolio managers on the investment team. In this approach, positions often begin relatively small and increase in size as the Adviser's confidence grows and the original investment thesis is confirmed. Generally speaking, a farm team position may move to a core position in one of two ways: absent a change in the underlying fundamentals, the price becomes more attractive, or absent a change in prices, fundamentals become more attractive. Positions may also be sold if they hit valuation targets, the Adviser's opinion changes, or to make room for better ideas. This regimen may not apply to every stock, but it generally describes an important component of the Adviser's investment approach.

Risk analysis is done regularly using systems developed internally to monitor risk exposures, market action, and key variables for the portfolio. Risks are

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

monitored by market capitalization and sector/industry exposure -- factors which are most likely to introduce excess volatility into a portfolio. Multiple investment strategies are also used to further diversify the portfolio and to focus the research process. For example, portfolio companies can be divided into categories such as turnaround companies, deep value companies, and post-bankruptcy companies, among others. The use of a farm team approach also acts as another form of risk control for the Fund by reducing the risk of over-confidence in any one investment.

We appreciate your support for the Fund, and would like to assure you all that we are working hard every day to be good stewards of capital for your investment.

GRT Value Fund

Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

THE RUSSELL 2000 INDEX is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

Growth of a $10,000 Investment

                               (PERFORMANCE GRAPH)

                                  TOTAL RETURN
                                 FOR THE PERIOD
                               ENDED JULY 31, 2008
                              Cumulative Inception
                                    to Date*
                                     (3.67)%

            GRT Value Fund   Russell 2000 Index
            --------------   ------------------
05/01/08       $10,000            $10,000
07/31/08         9,633              9,825

*    THE FUND COMMENCED OPERATIONS ON MAY 1, 2008.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                          FUTURE RESULTS OF THE FUND.

 THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
       INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S
                  RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
        THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
       IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS
                          TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

               SEE DEFINITION OF THE COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

Cash Equivalent              20.9%
Industrials                  18.8%
Health Care                  12.7%
Information Technology       12.2%
Financials                   10.6%
Consumer Discretionary        9.0%
Materials                     6.3%
Energy                        4.7%
Consumer Staples              3.3%
Telecommunication Services    1.1%
Utilities                     0.4%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 80.6%

                                                            SHARES       VALUE
                                                           --------   ----------
CONSUMER DISCRETIONARY -- 9.1%
   AFC Enterprises* ....................................        308   $    2,359
   American Axle & Manufacturing Holdings ..............      1,330        7,820
   Amerigon* ...........................................        640        4,237
   Blockbuster, Cl A* ..................................      5,325       14,857
   CBS, Cl B ...........................................        351        5,742
   Champion Enterprises* ...............................      6,985       27,591
   Dover Downs Gaming & Entertainment ..................        450        3,758
   Foot Locker .........................................        308        4,638
   Footstar ............................................        859        3,393
   Group 1 Automotive ..................................        130        2,555
   H&R Block ...........................................        256        6,229
   Kenneth Cole Productions, Cl A ......................        217        3,027
   Learning Tree International* ........................        253        4,033
   McGraw-Hill .........................................        454       18,464
   NutriSystem .........................................      1,611       27,725
   Pacific Sunwear of California* ......................        260        2,265
   Papa John's International* ..........................        125        3,536
   Penn National Gaming* ...............................         61        1,740
   priceline.com* ......................................        124       14,254
                                                                      ----------
                                                                         158,223
                                                                      ----------
CONSUMER STAPLES -- 3.4%
   Alliance One International* .........................      1,003        4,483
   CVS/Caremark ........................................      1,138       41,537
   NBTY* ...............................................        122        4,208
   Wal-Mart Stores .....................................        138        8,090
                                                                      ----------
                                                                          58,318
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
ENERGY -- 4.8%
   Cal Dive International* .............................        646   $    6,919
   Canadian Natural Resources ..........................         99        7,727
   CARBO Ceramics ......................................        107        5,855
   Clayton Williams Energy* ............................        173       16,123
   ConocoPhillips ......................................         77        6,285
   Consol Energy .......................................         53        3,943
   Core Laboratories ...................................         58        7,517
   Double Eagle Petroleum* .............................         50          763
   ENSCO International .................................        313       21,641
   Transocean ..........................................         50        6,801
                                                                      ----------
                                                                          83,574
                                                                      ----------
FINANCIALS -- 10.9%
   American Express ....................................        843       31,292
   Berkshire Hathaway, Cl B* ...........................         15       57,435
   BlackRock, Cl A .....................................         13        2,817
   CB Richard Ellis Group, Cl A* .......................        163        2,290
   Ezcorp, Cl A* .......................................        424        7,624
   First Bancorp .......................................      2,248       19,670
   Forest City Enterprises, Cl A .......................         66        1,721
   Hudson City Bancorp .................................        213        3,889
   Moody's .............................................        138        4,804
   New York Community Bancorp ..........................        316        5,252
   Piper Jaffray* ......................................      1,272       45,156
   Raymond James Financial .............................         97        2,803
   TradeStation Group* .................................        276        2,975
                                                                      ----------
                                                                         187,728
                                                                      ----------
HEALTH CARE -- 13.0%
   Accuray* ............................................        631        5,389
   Adolor* .............................................      2,195        8,802
   Arthrocare* .........................................        267        5,644
   Elan* ...............................................        574       11,509
   EPIX Pharmaceuticals* ...............................      3,976        8,350
   Harvard Bioscience* .................................      1,350        6,723
   Johnson & Johnson ...................................         70        4,793
   Medco Health Solutions* .............................         80        3,966
   Merit Medical Systems* ..............................        648       13,096
   Millipore* ..........................................        127        8,935
   Natus Medical* ......................................        239        5,547

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
HEALTH CARE -- CONTINUED
   Palomar Medical Technologies* .......................      3,810   $   48,730
   PSS World Medical* ..................................      1,203       20,162
   Santarus* ...........................................      4,245       10,146
   Schering-Plough .....................................        152        3,204
   Trinity Biotech* ....................................      8,778       29,055
   UnitedHealth Group ..................................        398       11,176
   Vanda Pharmaceuticals* ..............................      3,474        3,439
   WellPoint* ..........................................         85        4,458
   Wyeth ...............................................        279       11,305
                                                                      ----------
                                                                         224,429
                                                                      ----------
INDUSTRIALS -- 19.1%
   Advisory Board* .....................................        330       12,655
   AerCap Holdings* ....................................      2,114       32,260
   Aircastle ...........................................        943       10,326
   Allied Defense Group* ...............................      1,390        7,812
   ATS Automation Tooling Systems* .....................      1,062        5,530
   Belden ..............................................        315       11,630
   Blount International* ...............................        220        2,493
   Britannia Bulk Holdings* ............................        130        1,712
   Esterline Technologies* .............................        187        9,122
   First Advantage, Cl A* ..............................        204        3,093
   GrafTech International* .............................        656       15,383
   IDEX ................................................         98        3,707
   Interface, Cl A .....................................      2,740       32,469
   Kansas City Southern* ...............................        348       19,140
   KHD Humboldt Wedag International* ...................        130        3,446
   LECG* ...............................................        449        3,722
   Macquarie Infrastructure ............................        617       13,833
   Quanex Building Products ............................      2,725       41,965
   Rockwell Collins ....................................        860       42,733
   Spirit Aerosystems Holdings, Cl A* ..................      1,251       27,097
   Wabash National .....................................        420        3,906
   Watts Water Technologies, Cl A ......................        925       27,324
                                                                      ----------
                                                                         331,358
                                                                      ----------
INFORMATION TECHNOLOGY -- 12.4%
   Advanced Analogic Technologies* .....................     10,212       42,176
   Brooks Automation* ..................................      2,262       17,666
   EDGAR Online* .......................................      2,294        3,303

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
INFORMATION TECHNOLOGY -- CONTINUED
   Formfactor* .........................................        200   $    3,480
   Global Cash Access Holdings* ........................        492        2,947
   Hutchinson Technology* ..............................         30          445
   Intevac* ............................................      2,304       24,538
   Kopin* ..............................................      1,100        3,553
   Lam Research* .......................................        106        3,486
   Maxim Integrated Products ...........................        705       13,846
   MEMC Electronic Materials* ..........................         93        4,298
   Netscout Systems* ...................................        453        6,170
   PC Mall* ............................................        214        1,909
   Polycom* ............................................        455       10,738
   SAIC* ...............................................        238        4,496
   Seagate Technology ..................................        670       10,030
   Silicon Storage Technology* .........................      1,239        3,952
   SM&A* ...............................................        644        2,447
   Ultra Clean Holdings* ...............................      4,470       29,279
   Varian Semiconductor Equipment Associates* ..........        377       11,016
   Virage Logic* .......................................      2,437       14,890
                                                                      ----------
                                                                         214,665
                                                                      ----------
MATERIALS -- 6.4%
   Agnico-Eagle Mines ..................................         61        3,334
   Agrium ..............................................        100        8,800
   Barrick Gold ........................................        121        5,124
   Corriente Resources, Cl A* ..........................      1,588        7,082
   Flotek Industries* ..................................        267        4,907
   Gold Fields ADR .....................................        182        2,149
   Kaiser Aluminum .....................................        256       13,504
   Kinross Gold ........................................        261        4,737
   Lundin Mining* ......................................      7,075       37,922
   Minefinders* ........................................        268        2,675
   Northern Dynasty Minerals* ..........................        265        1,895
   Nyrstar .............................................        150        1,897
   Petaquilla Copper* ..................................        250          479
   Reliance Steel & Aluminum ...........................         49        3,095
   Royal Gold ..........................................        193        6,886
   Strategic Resource Acquisition* .....................        250          183
   Yamana Gold .........................................        548        6,779
                                                                      ----------
                                                                         111,448
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

COMMON STOCK -- CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
TELECOMMUNICATION SERVICES -- 1.1%
   SK Telecom ADR ......................................        916   $   19,529
                                                                      ----------
UTILITIES -- 0.4%
   Mirant* .............................................        209        6,398
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $1,473,357) ................................               1,395,670
                                                                      ----------
SHORT-TERM INVESTMENT -- 21.3%
CASH EQUIVALENT (A) -- 21.3%
   Fidelity Institutional Money Market Fund,
      Money Market Portfolio, Cl I, 2.610%
      (Cost $369,244) ..................................    369,244      369,244
                                                                      ----------
   TOTAL INVESTMENTS -- 101.9%
      (Cost $1,842,601) ................................              $1,764,914
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,731,539.

*    NON-INCOME PRODUCING SECURITY.

(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $1,842,601) ............   $1,764,914
   Receivable from Investment Adviser ................       33,094
   Deferred Offering Costs ...........................        5,767
   Dividends Receivable ..............................        1,376
   Prepaid Expenses ..................................          128
   Reclaims Receivable ...............................           16
                                                         ----------
      TOTAL ASSETS ...................................    1,805,295
                                                         ----------
LIABILITIES:
   Payable for Investment Securities Purchased .......        7,819
   Payable due to Administrator ......................        6,776
   Chief Compliance Officer Fees Payable .............        2,275
   Payable due to Trustees ...........................        1,254
   Payable due to Distributor ........................          337
   Other Accrued Expenses ............................       55,295
                                                         ----------
      TOTAL LIABILITIES ..............................       73,756
                                                         ----------
NET ASSETS ...........................................   $1,731,539
                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in Capital ...................................   $1,816,348
   Distributions in Excess of Net Investment Income ..         (212)
   Accumulated Net Realized Loss on Investments ......       (6,910)
   Net Unrealized Depreciation on Investments ........      (77,687)
                                                         ----------
   NET ASSETS ........................................   $1,731,539
                                                         ==========
   Net Asset Value, Offering Price Per Share --
      (unlimited authorization -- no par value)
      Advisor Class Shares ($1,731,539 / 180,043) ....   $     9.62
                                                         ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          GRT VALUE FUND
                                                            FOR THE PERIOD
                                                            ENDED JULY 31, 2008*

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income (net of foreign taxes
   withheld of $39) ..................................   $  6,584
                                                         --------
   TOTAL INVESTMENT INCOME ...........................      6,584
                                                         --------
EXPENSES
Administration Fees ..................................     19,909
Investment Advisory Fees .............................      3,553
Chief Compliance Officer Fees ........................      2,275
Trustees' Fees .......................................      1,500
Distribution Fees ....................................        935
Audit Fees ...........................................     20,272
Transfer Agent Fees ..................................     15,036
Offering Costs (See Note 2) ..........................     15,034
Printing Fees ........................................     12,954
Legal Fees ...........................................     11,275
Custodian Fees .......................................        216
Registration Fees ....................................         85
Insurance and Other Expenses .........................      1,800
                                                         --------
   TOTAL EXPENSES ....................................    104,844
Less: Waiver of Investment Advisory Fees .............     (3,553)
   Reimbursement from Investment Adviser .............    (96,428)
                                                         --------
   NET EXPENSES ......................................      4,863
                                                         --------
NET INVESTMENT INCOME ................................      1,721
                                                         --------
NET REALIZED LOSS ON INVESTMENTS .....................     (6,429)
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS ...         (4)
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS .....................    (77,687)
                                                         --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ......    (84,120)
                                                         --------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................   $(82,399)
                                                         ========

*    COMMENCED OPERATIONS ON MAY 1, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD
                                                            ENDED
                                                          JULY 31,
                                                            2008*
                                                         ----------
OPERATIONS:
   Net Investment Income .............................   $    1,721
   Net Realized Loss on Investments and Foreign
      Currency Transactions ..........................       (6,433)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..................      (77,687)
                                                         ----------
   NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .....................................      (82,399)
                                                         ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income .............................       (2,410)
                                                         ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................    1,814,242
   Reinvestment of Distributions .....................        2,148
   Redeemed ..........................................          (42)
                                                         ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ......    1,816,348
                                                         ----------
      TOTAL INCREASE IN NET ASSETS ...................    1,731,539
                                                         ----------
NET ASSETS:
   Beginning of Period ...............................           --
                                                         ----------
   End of Period (including distributions in
      excess of net investment income of $212) .......   $1,731,539
                                                         ==========
SHARE TRANSACTIONS:
   Issued ............................................      179,824
   Reinvestment of Distributions .....................          223
   Redeemed ..........................................           (4)
                                                         ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ...................................      180,043
                                                         ==========

*    COMMENCED OPERATIONS ON MAY 1, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                PERIOD
                                                ENDED
                                               JULY 31,
                                                2008*
                                               -------
Net Asset Value, Beginning of Period .......   $ 10.00
                                               -------
Income from Operations:
   Net Investment Income(1) ................      0.01
   Net Realized and Unrealized Loss on
      Investments ..........................     (0.38)
                                               -------
Total from Operations ......................     (0.37)
                                               -------
Dividends and Distributions from:
   Net Investment Income ...................     (0.01)
                                               -------
   Net Asset Value, End of Period ..........   $  9.62
                                               =======
TOTAL RETURN+ ..............................     (3.67)%
                                               =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......   $ 1,732
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements) ..      1.30%**
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ..     28.03%**
Ratio of Net Investment Income to
   Average Net Assets ......................      0.46%**
Portfolio Turnover Rate++ ..................         4%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

*    COMMENCED OPERATIONS ON MAY 1, 2008.

**   ANNUALIZED

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 29 funds. The financial statements herein are those of the GRT Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2008, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at July 31, 2008:

                                       LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                                      ----------   -------   -------   ----------
Investments in Securities             $1,764,914     $--       $--     $1,764,914
                                      ----------     ---       ---     ----------
TOTAL MARKET VALUE OF INVESTMENTS     $1,764,914     $--       $--     $1,764,914
                                      ==========     ===       ===     ==========

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES-- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on May 1, 2008, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months beginning with inception.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the period May 1, 2008 through July 31, 2008, the Fund retained $0 in redemption fees.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.08% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $80,000 for the Fund's first year of operations and $100,000 per year thereafter. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

adopted a distribution plan (the "Plan") that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period May 1, 2008 through July 31, 2008, the Fund earned $0 of cash management credits.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% to recapture any of its prior waivers or reimbursements. At July 31, 2008, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $99,981.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $1,521,933 and $42,119, respectively, for the period ended July 31, 2008. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences relating to the tax treatment of certain distribution reclass and foreign currencies have been reclassified to/from the following accounts during the fiscal period ended July 31, 2008:

    ACCUMULATED          ACCUMULATED
NET INVESTMENT LOSS   NET REALIZED LOSS
-------------------   -----------------
        $477                $(477)

The tax character of dividends and distributions declared during the fiscal period ended July 31, 2008 was as follows:

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   ------
2008    $2,410         $--       $2,410

As of July 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $    217
Post-October Currency Losses          (4)
Unrealized Depreciation          (85,022)
                                --------
Total Accumulated Losses        $(84,809)
                                ========

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2008 were as follows:

             AGGREGATE GROSS   AGGREGATE GROSS
  FEDERAL       UNREALIZED        UNREALIZED     NET UNREALIZED
 TAX COST      APPRECIATION      DEPRECIATION     DEPRECIATION
 --------    ---------------   ---------------   --------------
$1,849,936       $59,732          $(144,754)        $(85,022)

8. OTHER:

At July 31, 2008, 96% of total shares outstanding were held by four record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of GRT Value Fund of the Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities of the GRT Value Fund (one of the series constituting The Advisors' Inner Circle Fund II (the "Trust")), including the schedule of investments, as of July, 31, 2008, and the related statement of operations, statement of changes in net assets and financial highlights for the period May 1, 2008 (commencement of operations) to July 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GRT Value Fund of The Advisors' Inner Circle Fund II at July, 31, 2008, and the results of its operations, the changes in its net assets and its financial highlights for the period May 1, 2008 (commencement of operations) to July 31, 2008, in conformity with U.S. generally accepted accounting principles.


Philadelphia, Pennsylvania              /s/ Ernst & Young LLP
September 25, 2008

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of


                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
         AGE(1)                   THE TRUST        TIME SERVED(2)
-------------------------   --------------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER            Chairman               (Since 1991)
61 yrs. old                 of the Board
                            of Trustees








WILLIAM M. DORAN            Trustee                (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
68 yrs. old

-----------
(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND


their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2008.

                                                          NUMBER OF FUNDS IN
                                                              THE ADVISORS'
                                                          INNER CIRCLE FUND II
                                                            OVERSEEN BY BOARD
   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   MEMBER          OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(3)
-------------------------------------------------         --------------------   -------------------------------------------



Currently performs various services on behalf                      29            Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                                       Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                                     Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                                             Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                                    Institutional International Trust, SEI
and the Distributor, 1981-1994.                                                  Institutional Investments Trust, SEI
                                                                                 Institutional Managed Trust, SEI
                                                                                 Liquid Asset Trust, SEI Tax Exempt
                                                                                 Trust, SEI Opportunity Master Fund,
                                                                                 L.P., SEI Opportunity Fund, L.P.,
                                                                                 SEI Global Master Fund, PLC, SEI
                                                                                 Global Assets Fund, PLC, SEI Global
                                                                                 Investments Fund, PLC, SEI
                                                                                 Investments Global, Limited, SEI
                                                                                 Investments Global Fund Services,
                                                                                 Limited, SEI Investments (Europe)
                                                                                 Ltd., SEI Investments Unit Trust
                                                                                 Management (UK) Limited and SEI
                                                                                 Global Nominee Ltd.

Self-employed Consultant since 2003. Partner,                      29            Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                                      and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI Investments,                                SEI Investments Global Fund Services
the Administrator and the Distributor. Director                                  Global Limited, Trustee of The
of SEI Investments since 1974; Secretary of                                      Advisors' Inner Circle Fund, Bishop
SEI Investments since 1978.                                                      Street Funds, SEI Asset Allocation
                                                                                 Trust, SEI Daily Income Trust,
                                                                                 SEI Index Funds, SEI Institutional
                                                                                 International Trust, SEI Institutional
                                                                                 Investments Trust, SEI Institutional
                                                                                 Managed Trust, SEI Liquid Asset
                                                                                 Trust, SEI Tax Exempt Trust, SEI
                                                                                 Investments Global Fund Services
                                                                                 Limited, SEI Investments Global,
                                                                                 Limited, SEI Investments (Europe),
                                                                                 Limited SEI Investments (Asia) Limited
                                                                                 and SEI Asset Korea Co., Ltd.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)


                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
         AGE(1)                   THE TRUST        TIME SERVED(2)
-------------------------   --------------------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee                (Since 1994)
77 yrs. old






GEORGE J. SULLIVAN, JR.     Trustee                (Since 1999)
65 yrs. old








BETTY L. KRIKONIAN          Trustee                (Since 2005)
65 yrs. old


-------------
(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her success, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

                                                       NUMBER OF FUNDS IN
                                                          THE ADVISORS'
                                                      INNER CIRCLE FUND II
                                                        OVERSEEN BY BOARD
   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               MEMBER          OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(3)
--------------------------------------------------    --------------------   -------------------------------------------



Attorney, Solo Practitioner since 1994. Partner,               29            Trustee of The Advisors' Inner Circle
Dechert, September 1987-December 1993.                                       Fund, Bishop Street Funds, SEI Asset
                                                                             Allocation Trust, SEI Daily Income Trust,
                                                                             SEI Index Funds, SEI Institutional
                                                                             International Trust, SEI Institutional
                                                                             Investments Trust, SEI Institutional
                                                                             Managed Trust, SEI Liquid Asset Trust,
                                                                             SEI Tax Exempt Trust and U.S. Charitable
                                                                             Gift Trust.

Chief Executive Officer, Newfound                              29            Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                                  Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                                    Trustee of The Advisors' Inner Circle
December 1996; Chief Financial Officer,                                      Fund, Bishop Street Funds, SEI Asset
Nobel Partners, L.P., March 1991-December                                    Allocation Trust, SEI Daily Income
1996; Treasurer and Clerk, Peak Asset                                        Trust, SEI Index Funds, SEI
Management, Inc., since 1991.                                                Institutional International Trust, SEI
                                                                             Institutional Investments Trust, SEI
                                                                             Institutional Managed Trust, SEI Liquid
                                                                             Asset Trust, SEI Tax Exempt Trust, SEI
                                                                             Opportunity Master Fund, L.P., and SEI
                                                                             Opportunity Fund, L.P.

Self-employed Legal and Financial Services                     29            Trustee of The Advisors' Inner Circle
Consultant since 2003. Counsel to State Street                               Fund and Bishop Street Funds.
Bank Global Securities and Cash Operations
from 1995 to 2003.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)


                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
         AGE(1)                   THE TRUST        TIME SERVED(2)
-------------------------   --------------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

CHARLES E. CARLBOM          Trustee                (Since 2005)
73 yrs. old


MITCHELL A. JOHNSON         Trustee                (Since 2005)
66 yrs. old



JOHN K. DARR                Trustee                (Since 2008)
63 yrs. old


OFFICERS

PHILIP T. MASTERSON         President              (Since 2008)
44 yrs. old






MICHAEL LAWSON              Controller and Chief   (Since 2005)
47 yrs. old                 Financial Officer


------------
(1) Unless otherwise noted, the business address of each trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

                                                     NUMBER OF FUNDS IN
                                                         THE ADVISORS'
                                                     INNER CIRCLE FUND II
                                                       OVERSEEN BY BOARD          OTHER DIRECTORSHIPS HELD BY
   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              MEMBER                  BOARD MEMBER/OFFICER(3)
-------------------------------------------------    --------------------   --------------------------------------



Self-employed Business Consultant, Business                   29            Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                                 Fund, Bishop Street Funds. Oregon
United Grocers Inc. from 1997 to 2000.                                      Trust Co. and O.T. Logistics, Inc.

Retired.                                                      29            Director, Federal Agricultural
                                                                            Mortgage Corporation. Trustee of
                                                                            The Advisors' Inner Circle Fund and
                                                                            Bishop Street Funds.

CEO, Office of Finance, FHL Banks, from                       29            Trustee of The Advisors' Inner Circle
1992 to 2007.                                                               Fund II and Bishop Street Funds.
                                                                            Director of Federal Home Loan Bank
                                                                            of Pittsburgh and Manna, Inc.


Managing Director of SEI Investments since                    N/A                          N/A
2006. Vice President and Assistant Secretary of
the Administrator from 2004 to 2006. General
Counsel of Citco Mutual Fund Services from
2003 to 2004. Vice President and Associate
Counsel for the Oppenheimer Funds from
2001 to 2003.

Director, SEI Investments, Fund Accounting since              N/A                          N/A
July 2005. Manager, SEI Investments AVP from
April 1995 to February 1998 and November 1998 to
July 2005.


THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)


                                                       TERM OF
                                 POSITION(S)         OFFICE AND
      NAME, ADDRESS,              HELD WITH           LENGTH OF
         AGE(1)                   THE TRUST          TIME SERVED
-------------------------   --------------------   --------------
OFFICERS (CONTINUED)

JOSEPH GALLO                Vice President and     (Since 2007)
35 yrs. old                 Secretary





CAROLYN MEAD                Vice President and     (Since 2007)
51 yrs. old                 Assistant Secretary



JAMES NDIAYE                Vice President and     (Since 2004)
39 yrs. old                 Assistant Secretary





TIMOTHY D. BARTO            Vice President and     (Since 2000)
40 yrs. old                 Assistant Secretary




RUSSELL EMERY               Chief Compliance       (Since 2006)
45 yrs. old                 Officer




ANDREW S. DECKER            AML Officer            (Since 2008)
44 yrs. old

--------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

                                                   NUMBER OF FUNDS IN
                                                      THE ADVISORS'
                                                  INNER CIRCLE FUND II
                                                    OVERSEEN BY BOARD
   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           MEMBER          OTHER DIRECTORSHIPS HELD BY BOARD MEMBER
------------------------------------------------- --------------------   ----------------------------------------


Attorney for SEI Investments since 2007.                   N/A                              N/A
Associate Counsel ICMA-RC from 2004 to 2007.
Assistant Secretary of the VantageTrust Company
in 2007. Assistant Secretary of the Vantagepoint
Funds from 2006 to 2007. Investigator, U.S.
Department of Labor from 2002 to 2004.

Counsel at SEI Investments since 2007.                     N/A                              N/A
Associate at Stradley, Ronon, Stevens & Young
from 2004 to 2007. Counsel at ING Variable
Annuities from 1999 to 2002.

Employed by SEI Investments Company since                  N/A                              N/A
2004. Vice President, Deutsche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.

General Counsel, Vice President and Assistant              N/A                              N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate, Richter, Miller
& Finn (law firm) from 1994-1997.

Director of Investment Product Management                  N/A                              N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.

Compliance Officer and Product Manager of                  N/A                              N/A
SEI Investments since 2005. Vice President
of Old Mutual Capital from 2000 to 2005.



THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          02/01/08    07/31/08     RATIOS      PERIOD
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $  963.30      1.30%      $3.21*
HYPOTHETICAL 5% RETURN    1,000.00    1,018.40      1.30        6.52**

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 92/366 (to reflect the period from inception to date).

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended July 31, 2008, the Fund is designating the following items with regard to distributions paid during the period.

                                                QUALIFYING FOR
                                                   CORPORATE
  LONG-TERM        ORDINARY                        DIVIDENDS      QUALIFIED
 CAPITAL GAIN       INCOME          TOTAL          RECEIVED        DIVIDEND
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)
-------------   -------------   -------------   --------------   ----------
    0.00%          100.00%         100.00%          70.99%         83.21%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its February 2008 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") considered the approval of the advisory agreement (the "Advisory Agreement") for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and the Adviser's investment strategies and processes. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONCLUDED)

the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

COSTS OF SERVICES PROVIDED AND ECONOMIES OF SCALE

The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees were reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                                      NOTES

                                      NOTES

                                 GRT VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                          GRT Capital Partners, L.L.C.
                                 50 Milk Street
                                   21st Floor
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2008                                                   2007
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $375,240            N/A               N/A             $93,050             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees(2)         N/A             $11,000             N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

      ---------------------------- ----------------- ----------------
                                         2008              2007
      ---------------------------- ----------------- ----------------
       Audit-Related Fees                0.00%             0.00%

      ---------------------------- ----------------- ----------------
       Tax Fees                          0.00%             0.00%

      ---------------------------- ----------------- ----------------
       All Other Fees                    0.00%             0.00%

      ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and rendered to the Trust's investment advisers and any entity controlling, controlled by, or under common control with the advisers that provides ongoing services to the Trust, and billed by E&Y for the last two fiscal years were $11,000 and $0 for 2008 and 2007, respectively. For the year ended July 31, 2008, these non-audit services were comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          ----------------------------------
                                          Philip T. Masterson
                                          President

Date: October 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          ----------------------------------
                                          Philip T. Masterson
                                          President


Date: October 7, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          ----------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: October 7, 2008

* Print the name and title of each signing officer under his or her signature.